Stock-based compensation - Restricted Stock Units (Details)			12 Months Ended
	Apr. 17, 2023	Apr. 07, 2022 shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Mar. 16, 2021 shares
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ending balance Outstanding RSU's (in shares)		754,115	1,285,100
2021 Incentive Award Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum shares may be issued (in shares)					1,085,900
Vesting period	4 years	4 years
2021 Incentive Award Plan | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum shares may be issued (in shares)				20,458
Vesting period		4 years
Beginning balance Outstanding RSU's (in shares)			847,143	335,449
Granted (in shares)			754,115	628,324
Vested (in shares)			(233,461)	(87,664)
Forfeited (in shares)			(82,697)	(28,966)
Ending balance Outstanding RSU's (in shares)			1,285,100	847,143
Beginning balance Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares			$ 19.38	$ 23.75
Granted (in dollars per share) | $ / shares			22.76	17.66
Vested (in dollars per share) | $ / shares			19.84	23.75
Forfeited (in dollars per share) | $ / shares			20.20	0
Ending balance Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares			$ 21.23	$ 19.38
2021 Incentive Award Plan | Restricted stock units | Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ending balance Outstanding RSU's (in shares)		281,064
The Plan | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		607,866